Stockholder's Equity (Details) - USD ($)					12 Months Ended
	Oct. 14, 2020	Sep. 16, 2020	Aug. 24, 2020	Mar. 13, 2018	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Membership interest acquired					50.00%
Common stock authorized			401,000,000
Preferred stock authorized			1,000,000		1,000,000	1,000,000
Preferred stock par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Stock split description of founders shares		1:1.25
Number Of Shares Subject To Forfeiture					1,875,000
Invested capital					$ 2,070
Number of units issued | shares					50,000,000
Net tangible asset threshold					$ 5,000,001
Redeemable Shares outstanding					47,849,916
Founders shares
Class of Stock [Line Items]
Common stock issued		14,375,000
JFG | JFG
Class of Stock [Line Items]
Membership interest acquired				100.00%
Consideration for acquisition of membership interest				$ 1,000
TJF
Class of Stock [Line Items]
Membership interest acquired			51.70%
Consideration for acquisition of membership interest			$ 1,070
JFG and TJF
Class of Stock [Line Items]
Common stock outstanding					12,500,000
Public Offering
Class of Stock [Line Items]
Number of units issued | shares	50,000,000				50,000,000
Class A common stock
Class of Stock [Line Items]
Common stock authorized			380,000,000		380,000,000	380,000,000
Common stock par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued					2,150,084	2,150,084
Common stock outstanding					2,150,084	2,150,084
Redeemable Shares outstanding					47,849,916	47,849,916
Class B common stock
Class of Stock [Line Items]
Common stock authorized			20,000,000		20,000,000	20,000,000
Common stock par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Number of shares held by sponsors			11,500,000
Common stock issued					12,500,000	12,500,000